Long-Term Debt and Other Financial Liabilities, Championship Cargill Sale and Leaseback (Details) $ in Thousands										1 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021 shares	Mar. 24, 2021 shares	Feb. 19, 2021 shares	Sep. 01, 2020 shares	May 07, 2020 shares	May 04, 2020 shares	Apr. 22, 2020 shares	Apr. 14, 2020 shares	Nov. 07, 2018 USD ($) shares	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 shares
Sale and Leaseback Transaction [Abstract]
Shares issued (in shares) | shares	7,986,913	955,730	44,150,000	2,582,142	2,709,375	2,684,375	3,171,875	3,125,000		2,000,000	2,263,421			1,129,226
Fair value of stock issued												$ 98,218	$ 71,835
Balance outstanding											$ 173,289	$ 218,551	$ 173,289
Championship Cargill Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount									$ 23,500
Term of charter contract												5 years
Interest rate												4.71%
Deposit made under sale and leaseback agreement												$ 1,600
Shares issued (in shares) | shares									7,500
Fair value of stock issued									$ 1,541
Purchase obligation									14,051
Additional percentage payment for difference between market price and floor price												15.00%
Number of consecutive payment installments | Installment												60
Frequency of periodic payment												monthly
Installment payment												$ 167
Balloon payment												$ 14,051
Maturity date												Nov. 07, 2023
Balance outstanding												$ 17,594
Scrubber Tranche [Member]
Sale and Leaseback Transaction [Abstract]
Face amount									$ 2,750
Balance outstanding												$ 1,652